PROPERTY AND EQUIPMENT, NET (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Short-term borrowings	$ 0	$ 1,541,000
Disposal Group Including Discontinued Operations Impairment Loss For Intangible Assets	18,447	0	$ 1,579,495
BTL [Member]
Property, Plant and Equipment [Line Items]
Short-term borrowings		1,541,000		¥ 10,000,000
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	869,073	213,095	70,899
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	51,056	93,291	423,701
Disposal Group Including Discontinued Operations Impairment Loss For Intangible Assets	$ 0	$ 0	$ 1,978,711